Income Taxes - Major Categories of Net Deferred Income Tax Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Long-term:
Deferred income tax assets	$ 119	$ 114
Deferred income tax liabilities	(1,067)	(715)
Net deferred income tax liabilities	$ 948	$ 601